UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
MAY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

Report for the Calendar Year or Quarter Ended:  March 30, 2003

Check here if Amendment [ X ]; Amendment Number:   2
                                                 -------------
   This Amendment (Check only one.): [x]  is a restatement. (1)
                                     [ ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                International Specialty Products Inc.
Address:             300 Delaware Avenue, Suite 303
                     Wilmington, Delaware  19801

Form 13F File Number: 028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Richard A. Weinberg
Title:               Executive Vice President and General Counsel
Phone:               973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg           Wayne, New Jersey     August 20, 2003
-------------------------       ---------------------   ---------------
     [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              1

Form 13F Information Table Value Total:         $1,682
                                              (thousands)

(1) The included holding was previously reported in Amendment No. 1 under an incorrect CUSIP number.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        --------------------          ----

2                    028-06621        ISP Investco LLC

3                    028-06623        International Specialty Holdings Inc.

NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.



Column 1                  Column 2     Column 3    Column 4     Column 5    Column 6    Column 7              Column 8

                           Title                                 Shares
                             Of                      Value         or      Investment   Other           Voting Authority
Name of Issuer             Class        CUSIP     (x $1,000)    Prin Amt   Discretion   Managers     Sole       Shared     None
--------------             -----        -----     ----------    --------   ----------   --------     ----  -    ------     ----
Probusiness Services Inc.   COM       742674104      1,682     124,850 SH   DEFINED       2,3                  124,850


                                Column Total         1,682


Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.


As of 3/30/03